OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Categories of current financial assets [abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Prepaid expenses	1,208	1,092
Lease receivables	285	395
Total	1,493	1,487